Share-Based Payments (Details) - Schedule of restricted shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of restricted shares [Abstract]
Balance at beginning of the year	134,500
Restricted shares granted	312,190	134,500
Restricted shares vested	(44,833)
Restricted shares forfeited	(5,000)
Balance at end of the year	396,857	134,500